Commitment and contingencies - Operating lease and Finance lease commitment (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Commitment and contingencies
Total, operating leases	₨ 759,046	₨ 284,724
Rent expense, operating leases	193,348	178,650
Total, finance leases	4,605	10,300
Less: amount representing finance charges	502	1,387
Present value of minimum lease payments	₨ 4,103	8,913
Minimum
Commitment and contingencies
Lease term	1 year
Maximum
Commitment and contingencies
Lease term	9 years
Year 1
Commitment and contingencies
Total, operating leases	₨ 104,289	118,351
Total, finance leases	3,534	5,819
Years 2 - 5
Commitment and contingencies
Total, operating leases	337,665	155,220
Total, finance leases	1,071	4,481
More than five years
Commitment and contingencies
Total, operating leases	₨ 317,092	₨ 11,153